Accounting Changes, Change in Accounting Estimate and New Accounting Standard	12 Months Ended
Dec. 31, 2011
Accounting Changes, Change in Accounting Estimate and New Accounting Standard
Accounting Changes, Change in Accounting Estimate and New Accounting Standard

Note 3:   Accounting Changes, Change in Accounting Estimate and New Accounting Standard

Accounting Changes

Revenue Recognition. On January 1, 2011 we adopted the revisions issued by the Financial Accounting Standards Board, or FASB, to the standard for revenue arrangements with multiple deliverables. The revised standard allows entities to use the “best estimate of selling price” in addition to third-party evidence or actual selling prices for determining the fair value of a deliverable, and includes additional disclosure requirements for revenue arrangements with multiple deliverables. The adoption of this change did not have an effect on our consolidated results of operations and financial position.

Comprehensive Income.  In June 2011, the FASB modified the presentation of comprehensive income in the financial statements. The revised standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and must be applied retrospectively. This standard eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The revised standard does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The modification of the standard did not have an effect on our consolidated results of operations and financial position, when adopted, on December 31, 2011.

Change in Accounting Estimate

Depreciable Lives of Leased Set-Top Receivers.  We currently lease most set-top receivers provided to new and existing subscribers and therefore capitalize the cost of those set-top receivers. We depreciate capitalized set-top receivers over the estimated useful life of the equipment.  As a result of the completion of an extensive evaluation of the estimated useful life of the set-top receivers, including consideration of historical write-offs, improved efficiencies in our refurbishment program, improved set-top receiver failure rates over time and management’s judgment of the risk of technological obsolescence, we determined that the estimated useful life of HD set-top receivers used in our DIRECTV U.S. business has increased to four years, from three years as previously estimated. We will continue to depreciate standard-definition set-top receivers at DIRECTV U.S. over a three-year estimated useful life. We are accounting for this change in the useful life of the HD set-top receivers at DIRECTV U.S. as a change in an accounting estimate beginning July 1, 2011. This change had the effect of reducing depreciation and amortization expense and increasing both net income attributable to DIRECTV and earnings per share in our consolidated results of operations for the year ended December 31, 2011 as follows:

(Dollars in Millions, Except Per Share Amounts)
Depreciation and amortization expense	$(141)
Net income attributable to DIRECTV	86
Basic earnings attributable to DIRECTV Class A stockholders per common share	$0.12
Diluted earnings attributable to DIRECTV Class A stockholders per common share	$0.11

New Accounting Standard

Goodwill Impairment Testing.  In September 2011, the FASB approved a revised standard that simplifies how entities test goodwill for impairment. The revised standard permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The standard does not address impairment testing of indefinite-lived intangibles. We do not expect the adoption of the revised standard to have an effect on our consolidated results of operations and financial position, when adopted, as required, on January 1, 2012.